UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21043
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Pioneer High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2015 to June 30, 2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Income Trust

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date  July 28, 2016

========================== Pioneer High Income Trust ===========================

ALPHA NATURAL RESOURCES, INC.

Ticker:       ANRZQ          Security ID:  576203AJ2
Meeting Date: JUN 29, 2016   Meeting Type: Written Consent
Record Date:  MAY 23, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan - Class 4: Secured Massey      None      For          Management
      Convertible Noteholder Claims
2     The Plan - Class 6c: Non-Second Lien    None      For          Management
      Category 2 General Unsecured Claims

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HERCULES OFFSHORE, INC.

Ticker:       HERO           Security ID:  427093AD1
Meeting Date: AUG 12, 2015   Meeting Type: Written Consent
Record Date:  JUL 13, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization/Restructuring    For       For          Management
      Plan
2     Holder is an Accredited Investor or     None      For          Management
      Qualified Institutional Buyer
3     Elect to Opt Out of the Releases in     None      For          Management
      Article VII.F of the Plan
4     If You Are Not an Accredited Investor   None      Abstain      Management
      or Qualified Institutional Buyer and
      You Elect to Opt Out of the Releases
      in Article VII.F of The Plan

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JAMES RIVER COAL COMPANY

Ticker:       JRCCQ          Security ID:  470355AG3
Meeting Date: MAR 03, 2016   Meeting Type: Written Consent
Record Date:  JAN 29, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out To The Release Provisions       None      For          Management

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LDK SOLAR CO., LTD.

Ticker:       LDKYQ          Security ID:  50183L107
Meeting Date: JUL 09, 2015   Meeting Type: Annual
Record Date:  JUN 09, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the 2014 Annual Report          For       For          Management
2     Elect Director Xingxue Tong             For       Against      Management
3     Elect Director Shi-an Wu                For       For          Management
4     Ratify KPMG as Auditors                 For       For          Management

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TEVA- PHARMACEUTICAL INDUSTRIES LTD

Ticker:       TEVA           Security ID:  881624209
Meeting Date: SEP 03, 2015   Meeting Type: Annual
Record Date:  AUG 04, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Reelect Roger Abravanel as Director     For       For          Management
      For a Three Year Term
1b    Elect Rosemary A. Crane as Director     For       For          Management
      For a Three Year Term
1c    Elect Gerald M. Lieberman as Director   For       For          Management
      For a Three Year Term
1d    Reelect Galia Maor as Director For a    For       For          Management
      Three Year Term
2     Elect Gabrielle Greene-Sulzberger as    For       For          Management
      External Director For a Three Year
      Term and Approve her Compensation
3a    Amend Compensation Policy for the       For       For          Management
      Directors and Officers of the Company,
      In Respect To Directors' Compensation
3a.1  Vote FOR if you have a personal         None      Against      Management
      interest in item 3a; otherwise, vote
      AGAINST. You may not abstain. If you
      vote FOR, please provide an
      explanation to your account manager.
3b    Approve Compensation of Company's       For       For          Management
      Directors, Excluding Chairman
3c    Approve Compensation of Yitzhak         For       For          Management
      Peterburg, Chairman
4a    Amend Employment Terms of Erez          For       For          Management
      Vigodman, President and CEO
4b    Approve Special Cash Bonus to Erez      For       For          Management
      Vigodman, President and CEO
5     Approve 2015 Equity Compensation Plan   For       For          Management
6     Reappoint Kesselman & Kesselman as      For       For          Management
      Auditors
7     Discuss Financial Statements and the    None      None         Management
      Report of the Board for 2014

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TEVA- PHARMACEUTICAL INDUSTRIES LTD

Ticker:       TEVA           Security ID:  881624209
Meeting Date: NOV 05, 2015   Meeting Type: Special
Record Date:  OCT 06, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Authorize New Class of Mandatory        For       For          Management
      Convertible Preferred Shares

========== END NPX REPORT